Cash, cash equivalents and restricted cash (Details) - Schedule of cash, cash equivalents and restricted cash - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Restricted Cash Abstract
Cash and cash equivalents	$ 15,885,290	$ 16,599,897	$ 8,839,402
Restricted cash		44,398,144	110,925
Total cash & restricted cash		$ 60,998,041	$ 8,950,327